Revenue (Tables)	3 Months Ended
Mar. 31, 2026
Revenue [abstract]
Schedule of revenue

Details of revenue are as follows:

For the three months ended March 31,	2026	2025

Acquisition services	$-	$2,413
Value-added data	268	514
Software and solutions	1,146	1,335
	$1,414	$4,262

Primary geographical market
United States	$350	$619
Asia/Pacific	26	2,453
Europe	1,038	1,190
	$1,414	$4,262

Timing of revenue recognition
Upon delivery	$407	$725
Services overtime	1,007	3,537
	$1,414	$4,262

Schedule of changes in contract acquisition costs

Changes in contract acquisition costs, included in prepaid expenses, are as follows:

	March 31,	December 31,
	2026	2025

Contract acquisition costs, beginning of period	$23	$194
Additions	31	27
Amortization	(18)	(198)
Contract acquisition costs, end of period	$36	$23